Unaudited condensed consolidated statements of cash flows (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Non-cash investing and financing activities:
Capital expenditures included in liabilities at the end of the period	$ 8,621	$ 10,523
Financing costs included in liabilities at the end of the period	$ 51
Offering costs included in liabilities at the end of the period		$ 283